Provisions (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Provisions [Line Items]
Provisions	₩ 804,736	₩ 557,024
Asset retirement
Provisions [Line Items]
Provisions	65,659	64,922	₩ 49,183
Litigation
Provisions [Line Items]
Provisions	12,468	8,789	25,554
Unused credit
Provisions [Line Items]
Provisions	305,719	263,752
Financial guarantee contracts
Provisions [Line Items]
Provisions	83,851	100,430
Other
Provisions [Line Items]
Provisions	₩ 337,039	₩ 119,131	₩ 86,007